Employee Headcount - (Details) - employee	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-Current Assets by Region
Cloud and software	13,646	13,080	12,740
Services	18,770	18,672	19,005
Research and development	37,590	36,444	35,280
Sales and marketing	26,983	27,728	27,766
General and administration	6,971	6,704	6,431
Infrastructure	5,161	4,975	5,089
SAP Group at period end	109,121	107,602	106,312
thereof acquisitions	912	558	385
SAP Group (months' end average)	107,155	106,043	105,582
EMEA
Non-Current Assets by Region
Cloud and software	4,543	4,389	4,178
Services	8,485	8,178	8,129
Research and development	18,819	18,086	17,764
Sales and marketing	12,042	12,086	11,671
General and administration	3,836	3,619	3,387
Infrastructure	3,076	2,834	2,795
SAP Group at period end	50,801	49,191	47,924
thereof acquisitions	413	421	188
SAP Group (months' end average)	49,764	48,222	47,359
Americas
Non-Current Assets by Region
Cloud and software	4,339	4,266	4,025
Services	4,719	5,013	5,106
Research and development	5,677	5,884	5,752
Sales and marketing	9,801	10,300	10,633
General and administration	1,836	1,777	1,804
Infrastructure	1,164	1,274	1,382
SAP Group at period end	27,536	28,515	28,702
thereof acquisitions	414	138	189
SAP Group (months' end average)	27,394	28,239	28,785
APJ
Non-Current Assets by Region
Cloud and software	4,764	4,426	4,538
Services	5,566	5,481	5,769
Research and development	13,094	12,474	11,764
Sales and marketing	5,139	5,342	5,463
General and administration	1,300	1,307	1,240
Infrastructure	921	867	912
SAP Group at period end	30,784	29,897	29,686
thereof acquisitions	86	0	8
SAP Group (months' end average)	29,997	29,582	29,438